SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value measurements
Available-for-sale investments		$ 4,549
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Assets, Levels Transfers, Net Amount	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Liabilities, Levels Transfers, Net Amount	0	0
Fair value recurring
Fair value measurements
Available-for-sale investments		4,549
Money market fund	15,641
Total Fair Value	435,297	113,472
Fair value recurring | Level 1
Fair value measurements
Available-for-sale investments		4,549
Money market fund	15,641
Total Fair Value	15,641	4,549
Fair value recurring | Level 2
Fair value measurements
Total Fair Value	419,656	108,923
Fair value recurring | US Treasury Bills
Fair value measurements
Held-to-maturity investments	139,490	90,430
Fair value recurring | US Treasury Bills | Level 2
Fair value measurements
Held-to-maturity investments	139,490	90,430
Fair value recurring | US Treasury Notes
Fair value measurements
Held-to-maturity investments	280,166
Fair value recurring | US Treasury Notes | Level 2
Fair value measurements
Held-to-maturity investments	$ 280,166
Fair value recurring | Time deposit
Fair value measurements
Held-to-maturity investments		18,493
Fair value recurring | Time deposit | Level 2
Fair value measurements
Held-to-maturity investments		$ 18,493